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                          MFS VARIABLE INSURANCE TRUST
               500 Boylston Street Boston Massachusetts 02116-3741
                                  617 954 5000




                                            October 1, 1997



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re:  MFS Variable Insurance Trust (the "Trust")(File No. 33-74668)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 9 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on September 30, 1997.

         Please  call  the   undersigned  or  Kathleen  H.  Alexander  at  (617)
954-5169 or (800) 343-2829 with any questions you may have.

                                            Very truly yours,


                                            JAMES R. BORDEWICK, JR.
                                            James R. Bordewick, Jr.
                                            Assistant Secretary

JRB/bjn